Acquisitions And Investment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Given Imaging K. K. [Member]	Jan. 31, 2011 Given Imaging K. K. [Member]	Mar. 31, 2013 Marketing Subsidiary In Brazil [Member]	Jan. 31, 2012 Marketing Subsidiary In Brazil [Member]	Dec. 31, 2012 SmartPill Corporation [Member]	Oct. 31, 2012 SmartPill Corporation [Member]	Dec. 31, 2010 GILA [Member]	Dec. 31, 2010 GILA [Member]	Apr. 30, 2010 GILA [Member]	Apr. 02, 2010 GILA [Member]
Business Acquisition [Line Items]
Business acquistion percentage of voting interest acquired					93.00%							100.00%
Cumulative ownership percentage after all transactions				100.00%
Amount of cash paid and cancellation of line of credit for business acquisition							$ 390
Amount of cash paid for business acquisition				658		210			6,000				34,800
Transaction cost of business acquisition											936
Contingent consideration in respect of business combination	1,038								1,038
Weighted average cost of capital									15.20%
Revenues from acquisition	180,501	177,955	157,809					594		17,900
Net loss from acquisition	14,257	12,169	8,188							716
Potential payment if certain conditions and performance milestones are met							$ 390